Commitments and contingencies (Details)	12 Months Ended
Dec. 31, 2018
Cementos Pacasmayo S.A.A. [Member]
Disclosure of subsidiaries [line items]
Income tax	2013-2018
Value-added tax	Dec. 2014-2018
Cementos Selva S.A. [Member]
Disclosure of subsidiaries [line items]
Income tax	2013/2015-2018
Value-added tax	Dec. 2014-2018
Distribuidora Norte Pacasmayo S.R.L. and Subsidiary [Member]
Disclosure of subsidiaries [line items]
Income tax	2013/2015-2018
Value-added tax	Dec. 2014-2018
Empresa De Transmision Guadalupe S.A.C. [Member]
Disclosure of subsidiaries [line items]
Income tax	2014-2018
Value-added tax	Dec. 2014-2018
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Income tax	2014-2018
Value-added tax	Dec. 2014-2018
Calizas Del Norte S.A.C. [Member]
Disclosure of subsidiaries [line items]
Income tax	2014-2018
Value-added tax	Dec. 2014-2018